Note 1 - Description of Plan (Details Textual) - EBP 20-2451671 002 [Member]	12 Months Ended
	Dec. 31, 2025 USD ($) Rate	Dec. 31, 2024 USD ($)
Employee Benefit Plan, Minimum Age of Participant	21
Employee Benefit Plan, Age of Participant Required to Make Catch Up Contributions	50
EBP, Employer Contribution, Matching Percentage	100.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	4.00%
Employee Benefit Plan, Vesting Percentage (Rate)	100.00%
Employee Benefit Plan, Term of Credited Service (Year)	5 years
EBP, Forfeited Nonvested Account | $	$ 1,474	$ 4,592
Employee Benefit Plan, Vested Percentage, Plan Termination (Rate)	100.00%